Net Income per Limited Partner Unit	12 Months Ended
Dec. 31, 2012
Net Income per Limited Partner Unit

4. Net Income per Limited Partner Unit

The Partnership’s net income attributable to the Partnership’s assets for periods including and subsequent to the Partnership’s acquisitions of the Partnership’s assets is allocated to the general partner and the limited partners, including any subordinated, Class B and Class C unitholders, in accordance with their respective ownership percentages, and when applicable, giving effect to unvested units granted under the LTIP and incentive distributions allocable to the general partner. The allocation of undistributed earnings, or net income in excess of distributions, to the incentive distribution rights is limited to available cash (as defined by the partnership agreement) for the period. The Partnership’s net income allocable to the limited partners is allocated between the common, subordinated, Class B and Class C unitholders by applying the provisions of the partnership agreement that govern actual cash distributions as if all earnings for the period had been distributed. Accordingly, if current net income allocable to the limited partners is less than the minimum quarterly distribution, or if cumulative net income allocable to the limited partners since August 3, 2010 is less than the cumulative minimum quarterly distributions, more income is allocated to the common unitholders than the subordinated, Class B and Class C unitholders for that quarterly period.

Basic and diluted net income per limited partner unit is calculated by dividing the limited partners’ interest in net income by the weighted average number of limited partner units outstanding during the period. The common units issued during the period are included on a weighted-average basis for the days in which they were outstanding.

The following table illustrates the Partnership’s calculation of net income per unit for common and subordinated limited partner units (in thousands, except per-unit information):

	Years Ended
	December 31, 2012	December 31, 2011
Net income attributable to Access Midstream Partners, L.P.	$178,455	$194,337
Less general partner interest in net income	(8,481)	(5,070)

Limited partner interest in net income	$169,974	$189,267

Net income allocable to common units(1)	$89,019	$94,896
Net income allocable to subordinated units	78,736	94,371
Net income allocable to convertible class B units(1)	1,038	—
Net income allocable to subordinated class C units(1)	1,181	—

Limited partner interest in net income	$169,974	$189,267

Net income per limited partner unit – basic and diluted
Common units	$1.11	$1.37
Subordinated units	1.14	1.37
Weighted average limited partner units outstanding – basic and diluted
Common units	80,058,682	69,371,194
Subordinated units	69,076,122	69,076,122

Total	149,134,804	138,447,316

(1)	Adjusted to reflect amortization for the beneficial conversion feature.